Performance Management	Jun. 30, 2025
AAM/HIMCO Short Duration Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg Aggregate Bond Index and the Bloomberg 1-3 Year U.S. Government/Credit Index. The Bloomberg Aggregate Bond Index has been included as the primary broad-based securities market index in order to satisfy a change in regulatory requirements. The Fund also compares its performance with the returns of Bloomberg 1-3 Year U.S. Government/Credit Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.aamlive.com/publicsite/mutual-funds or by calling the Fund at 1-888-966-9661. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg Aggregate Bond Index and the Bloomberg 1-3 Year U.S. Government/Credit Index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than shown.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return as of September 30, 2025, was 4.50%.

Class I Shares
Highest Calendar Quarter Return at NAV	4.53%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(4.21)%	Quarter Ended 03/31/2020

Year to Date Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Bar Chart, Year to Date Return	4.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Class I Shares
Highest Quarterly Return	4.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Lowest Quarterly Return	(4.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	5 Years	10 Years
Class I Shares — Return Before Taxes	5.60%	2.57%	2.64%
Class I Shares — Return After Taxes on Distributions*	3.71%	1.46%	1.58%
Class I Shares — Return After Taxes on Distributions and Sale of Fund Shares*	3.29%	1.48%	1.56%
Class A Shares — Return Before Taxes	2.65%	1.77%	2.12%
Class C Shares — Return Before Taxes	3.58%	1.55%	1.63%
Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	4.36%	1.58%	1.63%
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.aamlive.com/publicsite/mutual-funds
Performance Availability Phone [Text]	1-888-966-9661
AAM/Insight Select Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg Aggregate Bond Index and the Bloomberg Credit Bond Index. The Bloomberg Aggregate Bond Index has been included as the primary broad-based securities market index in order to satisfy a change in regulatory requirements. The Fund also compares its performance with the returns of Bloomberg Credit Bond Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.aamlive.com/publicsite/mutual-funds, or by calling the Fund at 1-888-966-9661. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg Aggregate Bond Index and the Bloomberg Credit Bond Index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return as of September 30, 2025, was 6.73%.

Class I Shares
Highest Calendar Quarter Return at NAV	11.27%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(8.68)%	Quarter Ended 06/30/2022

Year to Date Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Bar Chart, Year to Date Return	6.73%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Class I Shares
Highest Quarterly Return	11.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Lowest Quarterly Return	(8.68%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	5 Years	10 Years
Class I Shares — Return Before Taxes	3.59%	0.83%	2.74%
Class I Shares — Return After Taxes on Distributions*	1.61%	(0.78)%	1.20%
Class I Shares — Return After Taxes on Distributions and Sale of Fund Shares*	2.11%	(0.03)%	1.44%
Class A Shares — Return Before Taxes	0.25%	(0.01)%	2.15%
Class C Shares — Return Before Taxes	1.68%	(0.14)%	1.71%
Bloomberg Credit Bond Index (reflects no deduction for fees, expenses or taxes)	2.03%	0.23%	2.29%
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.aamlive.com/publicsite/mutual-funds,
Performance Availability Phone [Text]	1-888-966-9661